Basis of Presentation and Significant Accounting Policies - Schedule of Error Correction - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Fixed maturities, AFS	$ 15,383	$ 20,971
Fixed maturities, at fair value, using fair value option	331	0
Equity securities, at fair value	179	203
Mortgage loans	2,520	2,131
Policy loans	1,495	1,484
Limited partnerships and other alternative investments	1,300	1,147
Other investments	95	26
Short-term investments	1,489	1,254
Total investments	22,792	27,216
Cash	173	49
Reinsurance recoverables	40,400	35,848
VOBA and DAC	518	479
Deferred income taxes, net	1,120	603
Goodwill and other intangible assets	155	161
Other assets	453	416
Separate account assets	87,255	111,592
Total assets	152,866	176,364
Liabilities
Reserve for future policy benefits	21,432	21,698
Other policyholder funds and benefits payable	31,302	32,622
Funds withheld on modified coinsurance reinsurance contracts	10,485	6,379
Other liabilities	2,036	1,920
Separate account liabilities	87,255	111,592
Total liabilities	152,510	174,211
Common stock—1,000 shares authorized, issued and outstanding, par value $5,690	6	6
Additional Paid in Capital	1,877	1,877
Accumulated Other Comprehensive Income (Loss), Net of Tax	(2,166)	(10)
Retained Earnings (Accumulated Deficit)	639	280
Total stockholder’s equity	356	2,153	$ 1,883	$ 2,597	$ 3,185	$ 2,552
Total liabilities and stockholder’s equity	152,866	$ 176,364
Previously reported
Assets
Fixed maturities, AFS	15,383
Fixed maturities, at fair value, using fair value option	331
Equity securities, at fair value	179
Mortgage loans	2,520
Policy loans	1,495
Limited partnerships and other alternative investments	1,300
Other investments	95
Short-term investments	1,489
Total investments	22,792
Cash	173
Reinsurance recoverables	40,714
VOBA and DAC	518
Deferred income taxes, net	1,051
Goodwill and other intangible assets	155
Other assets	453
Separate account assets	87,255
Total assets	153,111
Liabilities
Reserve for future policy benefits	21,432
Other policyholder funds and benefits payable	31,302
Funds withheld on modified coinsurance reinsurance contracts	10,485
Other liabilities	2,023
Separate account liabilities	87,255
Total liabilities	152,497
Common stock—1,000 shares authorized, issued and outstanding, par value $5,690	6
Additional Paid in Capital	1,877
Accumulated Other Comprehensive Income (Loss), Net of Tax	(2,166)
Retained Earnings (Accumulated Deficit)	897
Total stockholder’s equity	614
Total liabilities and stockholder’s equity	153,111
Error correction, adjustment
Assets
Fixed maturities, AFS	0
Fixed maturities, at fair value, using fair value option	0
Equity securities, at fair value	0
Mortgage loans	0
Policy loans	0
Limited partnerships and other alternative investments	0
Other investments	0
Short-term investments	0
Total investments	0
Cash	0
Reinsurance recoverables	(314)
VOBA and DAC	0
Deferred income taxes, net	69
Goodwill and other intangible assets	0
Other assets	0
Separate account assets	0
Total assets	(245)
Liabilities
Reserve for future policy benefits	0
Other policyholder funds and benefits payable	0
Funds withheld on modified coinsurance reinsurance contracts	0
Other liabilities	13
Separate account liabilities	0
Total liabilities	13
Common stock—1,000 shares authorized, issued and outstanding, par value $5,690	0
Additional Paid in Capital	0
Accumulated Other Comprehensive Income (Loss), Net of Tax	0
Total stockholder’s equity	(258)
Total liabilities and stockholder’s equity	$ (245)